Nasdaq-100 Trust, Series 1

OBJECTIVE:

The Nasdaq-100 Trust, Series 1 (the “Trust”) is a unit investment trust that issucs securities called Nasdaq-100 Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the “Index”). The Investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

Nasdaq-100 Trust, Series 1

Financial Statements

Year ended September 30, 2006

Contents

Report of Independent Registered Public Accounting Firm

Financial Statements

Statement of Assets and Liabilities	1
Statements of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5
Schedule of Investments	12

Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and the Unitholders

of the Nasdaq-100 Trust, Series 1

We have audited the accompanying statement of assets and liabilities of the Nasdaq-100 Trust, Series 1 (the “Trust”), including the schedule of investments, as of September 30, 2006, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Nasdaq-100 Trust, Series 1 at September 30, 2006, the results of its operations and changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

New York, New York
December 21, 2006

Nasdaq-100 Trust, Series 1

Statement of Assets and Liabilities

September 30, 2006

Assets:
Investment in securities, at value (cost $24,614,039,750)	$17,957,728,469
Cash	14,468,609
Dividends receivable	458,077
Receivable from redemption	36,964
Total assets	17,972,692,119

Liabilities:
Distribution payable	10,321,740
Payable to Sponsor	3,626,613
Payable to Licensor	1,740,507
Payable to Trustee	909,908
Accrued expenses	640,811
Total liabilities	17,239,579
Net assets	$17,955,452,540

Net assets represented by:
Paid in capital	$43,530,146,761
Distributions in excess of net investment income	(7,029,067)
Accumulated net realized loss on investment transactions	(18,911,353,873)
Net unrealized depreciation on investments	(6,656,311,281)
Net assets	$17,955,452,540

Shares of beneficial interest outstanding, unlimited shares authorized:	441,700,000

Net asset value per share: (net assets / shares of beneficial interest outstanding)	$40.65

See accompanying notes to financial statements.

Nasdaq-100 Trust, Series 1

Statements of Operations

	Year Ended September 30,
	2006	2005	2004

Investment income:
Dividend income	$116,337,928	$286,877,228	$59,439,915

Expenses:
Trustee fees	12,079,247	13,013,442	13,841,499
Marketing expenses	17,676,315	19,741,251	21,154,762
Licensing fees	7,654,901	8,274,832	8,804,330
Professional fees	795,965	304,493	318,289
Other fees and expenses	57,727	44,122	18,324
Total expenses	38,264,155	41,378,140	44,137,204
Net investment income (loss)	78,073,773	245,499,088	15,302,711

Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments	(2,250,884,787)	(783,805,604)	(1,388,010,691)
Net realized gain on in-kind redemptions	1,371,777,608	1,432,472,314	2,024,647,203
Net change in unrealized appreciation of investments	1,457,099,131	1,793,898,876	1,106,137,591
Net realized and unrealized gain on investments	577,991,952	2,442,565,586	1,742,774,103

Net increase in net assets resulting from operations	$656,065,725	$2,688,064,674	$1,758,076,814

See accompanying notes to financial statements.

Nasdaq-100 Trust, Series 1

Statements of Changes in Net Assets

	Year Ended September 30,
	2006	2005	2004

Increase (decrease) in net assets:
Operations:
Net investment income	$78,073,773	$245,499,088	$15,302,711
Net realized gain (loss) on investment transactions	(879,107,179)	648,666,710	636,636,512
Net change in unrealized appreciation of investments	1,457,099,131	1,793,898,876	1,106,137,591
Net increase in net assets resulting from operations	656,065,725	2,688,064,674	1,758,076,814

Distribution to Unitholders from:
Net investment income	(85,102,840)	(232,172,392)	(8,613,794)

Unitholder transactions:
Proceeds from subscriptions of Nasdaq-100 Index Tracking Stock shares	35,742,304,275	25,349,203,598	24,171,986,179
Less redemptions of Nasdaq-100 Index Tracking Stock shares	(37,954,242,630)	(28,589,052,697)	(25,602,336,418)
Decrease in net assets due to unitholder transactions	(2,211,938,355)	(3,239,849,099)	(1,430,350,239)
Total increase (decrease)	(1,640,975,470)	(783,956,817)	319,112,781

Net assets:
Beginning of year	19,596,428,010	20,380,384,827	20,061,272,046
End of year *	$17,955,452,540	$19,596,428,010	$20,380,384,827

*  Includes undistributed (distributions in excess of) net investment income of $(7,029,067), $0, and $1,471,796 at September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

Nasdaq-100 Trust, Series 1

Financial Highlights

	Year Ended September 30,
	2006	2005		2004	2003	2002

Net asset value, beginning of year	$39.47	$35.13		$32.41	$20.70	29.11
Investment operations:
Net investment income (loss) (1)	0.16	0.45	(5)	0.02	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	1.20	4.30		2.71	11.72	(8.38)
Total from investment operations	1.36	4.75		2.73	11.71	(8.41)
Less distributions from:
Net investment income	(0.18)	(0.41)		(0.01)	—	—
Net asset value, end of year	$40.65	$39.47		$35.13	$32.41	$20.70
Total investment return (2)	3.40%	13.52%		8.43%	56.57%	(28.89)%

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$17,955,453	$19,596,428		$20,380,385	$20,061,272	$15,108,063
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.20%	0.20%		0.20%	0.20%	0.20%
Expenses after expenses waived and/ or assumed	0.20%	0.20%		0.20%	0.20%	0.18	%(4)
Net investment income (loss) before expenses waived and/ or assumed	0.41%	1.19	%(5)	0.07%	(0.03)%	(0.13)%
Net investment income (loss) after expenses waived and/ or assumed	0.41%	1.19	%(5)	0.07%	(0.03)%	(0.11	)%(4)
Portfolio turnover rate (3)	14.55%	14.71%		6.60%	13.35%	12.64%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Nasdaq-100 Trust outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)          Calculated using average shares outstanding method.

(2)          The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/ or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)          Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Nasdaq-100 units.

(4)          The net ratio also reflects the impact of refunded commission filing fees.

(5)          Includes the effect of a special dividend declared by Microsoft Corporation during the year ended September 30, 2005. The Trust recognized $204,265,356 of dividend income as a result of this dividend.

See accompanying notes to financial statements.

Nasdaq-100 Trust, Series 1

Notes to Financial Statements

September 30, 2006

1. Organization

Nasdaq-100 Trust, Series 1 (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Nasdaq Global Funds, Inc. is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the “Nasdaq Stock Market”), which is deemed to be the principal market on which the securities are traded.  If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market.  If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee’s appraising the value of the securities in good faith on the bid side of the market, or (e) any combination thereof.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Trust has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Trust will not be subject to federal income taxes to the extent it distributes 90% of its net investment income, including any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3. Federal Income Tax

At September 30, 2006, permanent differences primarily due to the tax treatment of in-kind transactions were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in accumulated net realized loss on investments and a corresponding increase to paid in capital of $1,291,877,885. This reclassification had no effect on net assets of the Trust.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles.

The tax character of distributions paid during the years ended September 30, 2006, 2005 and 2004 was $85,102,840, $232,172,392 and $8,613,794 of ordinary income, respectively.

At September 30, 2006, the Trust had a capital loss carryforward of $14,187,347,654, of which $18,036,354 expires in 2007, $9,472,938 expires in 2008, $615,423,028 expires in 2009, $2,457,820,737 expires in 2010, $5,729,023,648 expires in 2011, $3,015,741,745 expires in 2012, $1,687,659,839 expires in 2013 and $654,169,365 expires in 2014.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Trust’s next taxable year. The Trust incurred and will elect to defer net capital losses of $ 1,397,936,920 for the year ended September 30, 2006. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(15,585,284,574)
Undistributed ordinary income	3,292,672
Net unrealized depreciation	(9,982,380,579)
Total accumulated deficit	$(25,564,372,481)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the “Licensor”) for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.  The Nasdaq Stock Market, Inc. is the parent company of the Sponsor. The annual license fee to the Licensor is 4/100 of one percent (0.04%) of the average net assets of the Trust. License fees of $1,740,507 were payable to the Licensor at September 30, 2006. Currently, the License Agreement is scheduled to expire on March 10, 2009 in accordance with its terms.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust

$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000–$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000–$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*                    The fee indicated applies to that portion of the net asset value of the Trust which falls in the size category indicated and is computed each business day on the basis of net asset value of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.  Trustee fees of $909,908 were payable to the Trustee at September 30, 2006.

Until the Sponsor otherwise determines, the Sponsor has undertaken that the ordinary operating expenses of the Trust as calculated by the Trustee will not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net assets of the Trust. To the extent during such periods that ordinary operating expenses of the Trust exceeded such amounts, the Sponsor will reimburse the Trust or assume invoices on behalf of the Trust for such excess ordinary operating expenses.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2006, 2005 and 2004, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $3,626,613 to the Sponsor at September 30, 2006.

ALPS Distributors, Inc. (the “Distributor”) is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee for its distribution services.

5. Transactions in Shares of the Nasdaq-100 Trust

Transactions in shares were as follows:

	For the Year Ended September 30, 2006	For the Year Ended September 30, 2005	For the Year Ended September 30, 2004

Nasdaq-100 Index Tracking Stock shares sold	897,150,000	670,750,000	847,600,000
Nasdaq-100 Index Tracking Stock shares redeemed	(951,950,000)	(754,400,000)	(886,450,000)

Net decrease	(54,800,000)	(83,650,000)	(38,850,000)

Nasdaq-100 Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Nasdaq-100 Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Nasdaq-100 Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the Nasdaq-100 Clearing Process is either $0, $500, or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the Nasdaq-100 Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2006, 2005 and 2004, the Trustee earned $618,000, $452,000 and $428,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2006, 2005 and 2004.

6. Investment Transactions

For the year ended September 30, 2006, the Trust had purchases and sales of investment securities of $2,809,066,290 and $2,804,939,254, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2006, the cost of investments for federal income tax purposes was $27,940,109,048. Accordingly, gross unrealized depreciation was $10,323,415,803 and gross unrealized appreciation was $341,035,224 resulting in net unrealized depreciation of $9,982,380,579.

7. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. Related Party Transactions

During the fiscal year ended September 30, 2006, 2005 and 2004 the Trust paid $4,895,462, $4,833,639 and $2,293,032 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

10. Subsequent Event

The Nasdaq Stock Market, Inc., the parent of the Sponsor, has entered into an agreement to transfer sponsorship of the Nasdaq-100 Trust, Series 1, to PowerShares Capital Management, LLC, subject to Securities and Exchange Commission and other regulatory approvals.

Nasdaq-100 Trust, Series 1

Schedule of Investments

September 30, 2006

Common Stocks	Shares	Value

Microsoft Corporation	44,045,922	$1,203,775,048
Apple Computer, Inc.*	15,272,136	1,176,412,636
QUALCOMM, Inc.	25,574,229	929,623,224
Google Inc.	1,711,845	687,990,506
Cisco Systems, Inc.*	27,996,083	643,909,909
Intel Corporation	25,927,011	533,318,616
Amgen, Inc.*	7,003,647	500,970,870
Oracle Corporation*	28,067,354	497,914,860
Starbucks Corporation*	13,494,344	459,482,413
Comcast Corporation*	12,278,764	452,472,453
Gilead Sciences, Inc.*	5,775,227	396,758,095
eBay, Inc.*	13,550,481	384,291,641
Sears Holdings Corp.*	2,067,846	326,905,774
Genzyme Corporation*	4,206,165	283,789,953
Symantec Corporation*	13,277,489	282,544,966
Adobe Systems Incorporated	7,286,351	272,873,845
Teva Pharmaceutical Industries Limited	7,906,378	269,528,426
Research In Motion, Ltd.*	2,395,151	245,886,202
Dell, Inc.*	10,727,282	245,011,121
Electronic Arts, Inc.*	3,968,328	220,956,503
Yahoo! Inc.*	8,522,822	215,456,940
Biogen Idec, Inc.*	4,794,628	214,223,979
PACCAR, Inc.	3,587,183	204,541,175
Celgene Corp.*	4,464,029	193,292,456
Bed Bath & Beyond, Inc.*	4,871,727	186,392,275
Network Appliance, Inc.*	4,987,902	184,602,253
Applied Materials, Inc.	10,182,957	180,543,828
Intuit Inc.*	5,558,041	178,357,536
Paychex, Inc.	4,633,719	170,752,545
Broadcom Corporation*	5,490,086	166,569,209
Linear Technology Corporation	5,209,469	162,118,675
Maxim Integrated Products, Inc.	5,768,338	161,917,248
Costco Wholesale Corporation	3,163,974	157,186,228
Staples, Inc.	6,264,201	152,408,010
Marvell Technology Group, Ltd.*	7,168,139	138,846,852
Apollo Group, Inc.*

Common Stocks	Shares	Value

KLA -Tencor Corporation	3,092,787	$137,536,238
Biomet, Inc.	4,231,803	136,221,739
Fiserv, Inc.*	2,797,762	131,746,613
Novellus System, Inc.*	4,443,463	131,482,070
Cognizant Technology Solutions Corp.	1,762,895	130,560,004
Xilinx, Inc.*	5,787,639	127,038,676
Garmin, Ltd.	2,582,542	125,976,399
Sandisk Corporation*	2,314,473	123,916,884
Expeditors International of Washington, Inc.	2,687,833	119,823,595
NII Holdings, Inc.	1,926,945	119,778,901
Altera Corporation*	6,482,905	119,155,794
Express Scripts, Inc.*	1,578,009	119,123,899
NTL Incorporated*	4,550,597	115,721,682
IAC / InterActiveCorp*	3,996,069	114,926,944
Amazon.com, Inc.*	3,570,562	114,686,451
Apollo Group, Inc.*	2,244,623	110,525,237
Autodesk, Inc.	3,076,173	106,989,297
Whole Foods Market, Inc.	1,777,240	105,621,373
Flextronics International Ltd.*	8,060,106	101,879,740
Citrix Systems, Inc.*	2,803,038	101,498,006
Cintas Corporation	2,474,733	101,043,348
Sun Microsystems, Inc.*	19,572,062	97,273,148
MedImmune, Inc.*	3,288,773	96,065,059
Wynn Resorts, Ltd.	1,411,794	96,016,110
C. H. Robinson Worldwide, Inc.	2,150,043	95,848,917
Akamai Technologies, Inc.	1,914,455	95,703,605
EchoStar Communications Corporation	2,734,846	89,538,858
Lam Research Corporation*	1,880,507	85,243,382
Juniper Networks, Inc.*	4,772,695	82,472,170
Sirius Satellite Radio Inc.	19,530,836	76,365,569
Liberty Global, Inc.	2,917,898	75,106,695
Microchip Technology Incorporated	2,293,829	74,365,936
Fastenal Company	1,852,156	71,437,657
BEA Systems, Inc.*	4,665,003	70,908,046
ATI Technologies, Inc.*	3,202,929	68,702,827
Amylin Pharmaceuticals, Inc.	1,534,232	67,613,604

Common Stocks	Shares	Value

Expedia, Inc.	4,222,019	$66,201,258
Sepracor, Inc.	1,361,893	65,970,097
CDW Corporation	1,040,419	64,173,044
Cadence Design Systems, Inc.	3,773,380	63,996,525
Sigma-Aldrich Corporation	818,438	61,931,203
Monster Worldwide, Inc.	1,684,222	60,951,994
VeriSign, Inc.*	2,939,863	59,385,233
Comverse Technology, Inc.	2,692,081	57,718,217
Check Point Software Technologies Ltd.*	3,024,066	57,608,457
Patterson Companies, Inc.*	1,710,385	57,486,040
DENTSPLY International Inc.	1,895,751	57,081,063
Lamar Advertising Company*	1, 062,822	56,765,323
Joy Global Inc.	1,495,912	56,261,250
JDS Uniphase Corporation*	24,864,675	54,453,638
American Power Conversion Corporation	2,457,645	53,969,884
Patterson UTI Energy, Inc.	2,153,057	51,156,634
Millicom Int’l Cellular S. A.	1,247,338	51,041,071
Red Hat, Inc.	2,406,453	50,728,029
Intuitive Surgical, Inc.	471,633	49,733,700
PETsMART, Inc.	1,781,533	49,437,541
Activision Inc.	3,213,764	48,527,836
CheckFree Corp.	1,118,547	46,218,362
Erricsson Telephone Co.	1,339,848	46,157,764
Ross Stores, Inc.	1,805,760	45,884,362
XM Satellite Radio Holdings Inc.	3,550,055	45,760,209
Discovery Holding Co.	3,055,730	44,185,856
Lincare Holdings Inc.*	1,159,388	40,161,200
Urban Outfitters Inc.	2,223,991	39,342,401
Tellabs, Inc.	3,275,505	35,899,535

Total Investments (Cost $24,614,039,750)		$17,957,728,469

The securities of the Nasdaq-100 Trust’s investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

Industry Classification	Value	Percentage

Technology	$10,204,609,883	56.83%
Consumer Services	3,249,502,981	18.10
Health Care	2,548,020,179	14.19
Industrials	1,059,461,848	5.90
Consumer Goods	496,504,087	2.76
Telecommunications	286,541,654	1.60
Basics Materials	61,931,203	0.34
Oil & Gas	51,156,634	0.28
Total	$17,957,728,469	100.00%

* Non-income producing security for the year ended September 30, 2006.

See accompanying notes to financial statements.

NASDAQ-100 Trust

Frequency Distribution Of Discounts and Premiums

Closing Price Vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/06

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	121	9.81%
Between zero and 0.25%	468	37.96%
Closing Price Equal to NAV	—	—
Between zero and -0.25%	521	42.25%
Less than -0.25%	123	9.98%

Total	1233	100.00%

* Consolidated closing prices and non-truncated NAVs were used.

(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)

From Inception to 09/30/2006

Cummulative Total Return

	1 Year	5 Year	Since Inception
NASDAQ 100 Trust
Return Based on NAV	3.40%	41.70%	-16.25%
Return Based on Close Price	3.42%	42.33%	-16.25%
Index	3.73%	43.50%	-14.77%

Average Annual Total Return

	1 Year	5 Year	Since Inception
NASDAQ 100 Trust
Return Based on NAV	3.40%	7.22%	-2.31%
Return Based on Close Price	3.42%	7.31%	-2.31%
Index	3.73%	7.49%	-2.09%

(1) Average Total Return and Cumulative Total Return for the period since inception is calculated from the inception date March 5, 1999.